Exhibit 99.13

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Series Name	2024-3
Collection Period	June 2024
Payment Date	07/22/2024
Transaction Month	3
Anticipated Redemption Date	04/20/2027
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$604,635,000.00	5.34%	04/22/2030
Class A-1b	$175,000,000.00	SOFR +0.58%	04/22/2030
Class B	$59,605,000.00	5.54%	04/22/2030
Class C	$35,760,000.00	5.73%	04/22/2030

Total	$875,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	07/15/2024
Compound SOFR for Interest Period	5.34106%
Spread over Compounded SOFR	0.58%
Note Interest Rate	5.92106%
Note Balance at the beginning of the Interest Period	$175,000,000.00
Days in the Interest Period	32
Note Monthly Interest	$921,053.78

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Series 2024-3 Available Funds and other sources of funds
Series 2024-3 Allocation Percentage x Group One Available Funds	$52,974,356.85
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$52,974,356.85

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$9,536,784.74
Required Reserve Amount	$9,536,784.74
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,536,784.74

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$68.90	$68.90	$0.00	$0.00	$52,974,287.95
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$52,973,037.95
Owner Trustee Fee	$206.64	$206.64	$0.00	$0.00	$52,972,831.31
Asset Representations Reviewer Fee	$33.92	$33.92	$0.00	$0.00	$52,972,797.39
Supplemental ARR Fee	$180.78	$180.78	$0.00	$0.00	$52,972,616.61
Servicing Fee	$673,358.09	$673,358.09	$0.00	$0.00	$52,299,258.52
Class A-1a Note Interest	$2,690,625.75	$2,690,625.75	$0.00	$0.00	$49,608,632.77
Class A-1b Note Interest	$921,053.78	$921,053.78	$0.00	$0.00	$48,687,578.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,687,578.99
Class B Note Interest	$275,176.42	$275,176.42	$0.00	$0.00	$48,412,402.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,412,402.57
Class C Note Interest	$170,754.00	$170,754.00	$0.00	$0.00	$48,241,648.57
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,241,648.57
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$48,241,648.57
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,241,648.57
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$48,241,648.57
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$48,241,648.57
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$48,241,648.57
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$48,241,648.57
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$48,241,648.57
Class R Interest	$48,241,648.57	$48,241,648.57	$0.00	$0.00	$0.00

Total	$52,974,356.85	$52,974,356.85	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b	$0.00	$0.00	$921,053.78	$0.00	$0.00	$921,053.78
Class B	$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C	$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total	$0.00	$0.00	$4,057,609.95	$0.00	$0.00	$4,057,609.95

	Note Balance	Interest Payment per	Make-Whole Payment	Total Payment per
	per $1,000 of Notes	$1,000 of Notes	per $1,000 of Notes	$1,000 of Notes
Class A-1a	$1,000.00	$4.45	$0.00	$4.45
Class A-1b	$1,000.00	$5.26	$0.00	$5.26
Class B	$1,000.00	$4.62	$0.00	$4.62
Class C	$1,000.00	$4.78	$0.00	$4.78

Total	$1,000.00	$4.64	$0.00	$4.64

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$604,635,000.00	1.00	$604,635,000.00	1.00
Class A-1b	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$59,605,000.00	1.00	$59,605,000.00	1.00
Class C	$35,760,000.00	1.00	$35,760,000.00	1.00

Total	$875,000,000.00	1.00	$875,000,000.00	1.00

Verizon Master Trust - VZMT 2024-3

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$437,500,000.00
Ending Principal Funding Account Limit	$437,500,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.